Stock-Based Compensation - Schedule of Stock Option Activity (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Weighted average fair value of stock options granted	$ 6.24	$ 4.31